Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 11,376	$ 405
Purchase Commitments And Collateral [Abstract]
Inventories secured	$ 314,067